Expense Example {- Fidelity Municipal Income Fund} - 12.31 Fidelity Municipal Income Fund PRO-09 - Fidelity Municipal Income Fund - Fidelity Municipal Income Fund	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567